Cover Page	Feb. 11, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 11, 2021
Entity File Number	0-21154
Entity Registrant Name	CREE, INC
Entity Incorporation, State or Country Code	NC
Entity Tax Identification Number	56-1572719
Entity Address, Address Line One	4600 Silicon Drive
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	407-5300
Title of 12(b) Security	Common Stock, $0.00125 par value
Trading Symbol	CREE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000895419
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false